Summary of Significant Accounting Policies - Schedule of Mine site period costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Production related costs	$ 36,512	$ 44,127
Capitalized depreciation and amortization	1,654	2,988
Total	$ 38,166	$ 47,115